SUPPLEMENT DATED MAY 2, 2019
TO

PROSPECTUSES DATED APRIL 30, 2019
FOR MASTERS CHOICE, MASTERS FLEX, MASTERS EXTRA, MASTERS CHOICE II
AND MASTERS FLEX II

PROSPECTUSES DATED APRIL 29, 2011
FOR MASTERS ACCESS, MASTERS I SHARE AND MASTERS EXTRA II

PROSPECTUSES DATED APRIL 11, 2006, AS SUPPLEMENTED DECEMBER 29, 2006,
AND PROSPECTUSES DATED MAY 1, 2006
FOR MASTERS IV AND MASTERS VII

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT F

This supplement contains information regarding changes to investment options that are available under your Contract.

On May 24, 2019, or as soon as practicable thereafter, the names of the following investment options will be changed:

Current Name	New Name

Oppenheimer Capital Appreciation Fund/VA	Invesco Oppenheimer V.I. Capital Appreciation Fund

Oppenheimer Conservative Balanced Fund/VA	Invesco Oppenheimer V.I. Conservative Balanced Fund

Oppenheimer Global Fund/VA	Invesco Oppenheimer V.I. Global Fund

Oppenheimer Main Street Small Cap Fund/VA	Invesco Oppenheimer V.I. Main Street Small Cap Fund

Oppenheimer Main Street Fund/VA	Invesco Oppenheimer V.I. Main Street Fund

The investment adviser will also be changing to Invesco Advisers, Inc.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.